NORTHERN MONEY MARKET FUND
MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN MONEY MARKET FUND NORTHERN MONEY MARKET FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTHERN MONEY MARKET FUND NORTHERN MONEY MARKET FUND
Management Fees	0.33%
Other Expenses	0.04%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%
Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%
[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.35%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2018 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN MONEY MARKET FUND | NORTHERN MONEY MARKET FUND | USD ($)	36	117	206	466

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:
  Obligations of U.S. banks (including obligations of foreign branches of such banks);
  Obligations of foreign commercial banks;
  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
  Corporate bonds, notes, paper and other instruments that are of high-quality;
  Asset-backed securities and asset-backed commercial paper;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
  Repurchase agreements; and
  Municipal securities issued or guaranteed by state or local governmental bodies.
The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

The Fund operates as a “retail money market fund,” as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “retail money market fund” under Rule 2a-7, the Fund (1) is permitted to continue to use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 share price, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sale of Fund Shares.”

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments.

Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.
PRINCIPAL RISKS
ASSET-BACKED SECURITIES RISK. Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

BANKING INDUSTRY RISK is the risk that an adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles. Recently, the United Kingdom held a referendum election and voters elected to withdraw from the European Union. Banking and financial services companies that operate in the United Kingdom or European Union could be disproportionately impacted by volatile trading markets and significant and unpredictable currency fluctuations caused by these actions.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, more or less stringent foreign securities regulations and accounting and disclosure standards or other factors. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Fund’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets and could lead to a decline in the Fund’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to a smaller asset base. Large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Fund may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

LIQUIDITY RISK is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on the Fund’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

MUNICIPAL SECURITIES RISK is the risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2017 is 0.37%. For the periods shown in the bar chart above, the highest quarterly return was 1.22% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2016)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN MONEY MARKET FUND | NORTHERN MONEY MARKET FUND	Apr. 11, 1994	0.31%	0.07%	0.71%	2.48%

The 7-day yield for the Fund as of December 31, 2016: 0.55%. For the current 7-day yield call 800-595-9111 or visit northerntrust.com/funds.